UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                   FORM N-PX

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                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                     AETOS CAPITAL OPPORTUNITIES FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21728

                                   REGISTRANT
                     AETOS CAPITAL OPPORTUNITIES FUND, LLC
                             C/O AETOS CAPITAL, LLC
                                875 THIRD AVENUE
                               NEW YORK, NY 10022
                                 (212)-201-2500

                          PRINCIPAL EXECUTIVE OFFICES
                                 HAROLD SCHAAFF
                               AETOS CAPITAL, LLC
                                875 THIRD AVENUE
                               NEW YORK, NY 10022

                               AGENT FOR SERVICE
                          LEONARD B. MACKEY, JR., ESQ.
                             CLIFFORD CHANCE US LLP
                              31 WEST 52ND STREET
                               NEW YORK, NY 10019

                      DATE OF FISCAL YEAR END: JANUARY 31

            DATE OF REPORTING PERIOD: JULY 1, 2009 TO JUNE 30, 2010

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
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NAME OF ISSUER:                                           SDIT GOVERNMENT FUND - CLASS A
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
EXCHANGE TICKER/CUSIP: 783965593
MEETING DATE: SEPTEMBER 11, 2009

                                                                      MANAGEMENT
                PROPOSAL CAST                           SPONSOR     RECOMMENDATION      VOTE
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With Respect to each Fund, to approve an amendment       Issuer           For       Yes - Against
to the Investment Advisory Agreement between SIMC
and the Trust, on behalf of the Fund, that would
increase the management fee payable by the Fund
to SIMC for its advisory services.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aetos Capital Opportunities Fund, LLC

/s/ Michael F. Klein

President
Date:  August 18, 2010